PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8.                                      PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2011	2012

Construction in progress	$—	$36,797
Furniture, fixtures, electronic equipment and software	18,096	47,591
Transportation equipment	146	2,281
Leasehold improvements	7,263	25,209
	25,505	111,878
Less: Accumulated depreciation	11,731	44,271
	$13,774	$67,607

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $2,918, $4,400, and $ 6,850, respectively.